Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Tax Expense	The Company’s income and losses before income taxes in 2022 and 2021, respectively, consist of income and losses from domestic operations. Income/(Loss) before income tax expense for the years ended December 31, 2022 and 2021, respectively, consisted of the following: (in thousands)
	Year Ended December 31, 2022	Year Ended December 31, 2021
United States	(168,534)	(36,866)
Foreign	—	—
Income/(Loss) before income taxes	(168,534)	(36,866)

Schedule of Provision for Income Taxes	The table below presents the components of the provision for income taxes:
	Year Ended December 31, 2022	Year Ended December 31, 2021
Current
Federal	0	0
State	0	0
Foreign	0	0
Total Current	0	0
Deferred
US Federal	0	0
US State	0	0
Foreign	0	0
Total Deferred	0	0

Total Provision/(Benefit)	0	0

Schedule of Reconciliation of Income Tax Expense (Benefit)	A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the consolidated financial statements is as follows:
	Year Ended December 31, 2022	Year Ended December 31, 2021
Tax provision at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	2.0%	6.9%
Permanent Items	(0.0)%	(0.2)%
162(m) Limitations	(0.6)%	0.0%
Equity Compensation	0.2%	(0.1)%
Deferred Adjustments	(1.7)%	(0.1)%
Return to provision adjustments	(0.1)%	(0.0)%
Nondeductible Loss on Debt Extinguishment	(14.4)%	0.0%
Increase/(decrease) in valuation reserve	(6.4)%	(27.5)%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Asset and Liabilities	The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are comprised of the following (in thousands):
	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	34,934	20,840
Capitalized Sec. 174 Costs	67	—
Equity based compensation	1,272	1,115
Accruals	953	3,156
Lease Liability	720	—
Nondeductible Interest Carryover	2,089	1,148
Deferred Rent	—	2
Deferred Revenue	—	2,211
Fixed Assets	99	85
Other	173	140
Total Deferred Tax Assets	40,307	28,697
Less: Valuation Allowance	(39,553)	(28,697)
Deferred tax asset, net	$754	$—

Deferred tax Liabilities:
Right of Use Asset	(754)	—
Total deferred tax liabilities	(754)	—
Deferred taxes	—	—